Revenue Recognition - Disaggregated Revenue by Source (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total Net revenue	$ 129,606	$ 134,436	$ 137,156	$ 135,013	$ 133,753	$ 133,546	$ 138,211	$ 140,498	$ 141,200	$ 540,358	$ 553,455	$ 570,372
Alarm monitoring revenue
Disaggregation of Revenue [Line Items]
Total Net revenue	121,479				124,840					498,236	537,399	552,590
Product and installation revenue
Disaggregation of Revenue [Line Items]
Total Net revenue	6,534				8,147					38,455	12,308	13,264
Other revenue
Disaggregation of Revenue [Line Items]
Total Net revenue	$ 1,593				$ 766					$ 3,667	$ 3,748	$ 4,518